Consolidated Statements of Changes in Shareholders' Equity (USD $)	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings, Appropriated [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Translation Adjustment [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2009	$ 42,075		$ 137,838,890	$ 2,466,165	$ 437,250	$ 7,217,287	$ (19,110,646)		$ 128,891,021
Balance (in Shares) at Dec. 31, 2009	420,756,430
Issuance of ordinary shares from exercise of stock options	38		36,772						36,810
Issuance of ordinary shares from exercise of stock options (in Shares)	373,700
Stock-based compensation			204,949						204,949
Acquisition of subsidiaries								20,614,282	20,614,282
Capital contributed to subsidiaries (Note 6)			(498,655)					498,655
Other comprehensive income:
Translation adjustment						2,089,651		208,565	2,298,216
Unrealized gain on investment in marketable securities					1,939,473				1,939,473
Net income (loss)							(578,725)	301,582	(277,143)
Balance at Dec. 31, 2010	42,113		137,581,956	2,466,165	2,376,723	9,306,938	(19,689,371)	21,623,084	153,707,608
Balance (in Shares) at Dec. 31, 2010	421,130,130
Issuance of ordinary shares from exercise of stock options	31		30,002						30,033
Issuance of ordinary shares from exercise of stock options (in Shares)	304,900
Share repurchase		(1,425,204)							(1,425,204)
Share repurchase (in Shares)	(11,012,380)
Stock-based compensation			133,917						133,917
Other comprehensive income:
Translation adjustment						1,667,035		(1,449)	1,665,586
Unrealized gain on investment in marketable securities					2,076,434				2,076,434
Net income (loss)							5,263,442	1,024,205	6,287,647
Balance at Dec. 31, 2011	42,144	(1,425,204)	137,745,875	2,466,165	4,453,157	10,973,973	(14,425,929)	22,645,840	162,476,021
Balance (in Shares) at Dec. 31, 2011	410,422,650								408,018,820
Share repurchase		(480,404)							(480,404)
Share repurchase (in Shares)	(2,403,830)
Stock-based compensation			156,367						156,367
Deemed distribution to the controlling shareholder							(298,625)		(298,625)
Goodwill impairment attributable to Non-controlling interest								(983,000)	(983,000)
Other comprehensive income:
Translation adjustment						433,131		100,612	533,743
Unrealized gain on investment in marketable securities					(4,453,157)				(4,453,157)
Transfer from Accumulated losses to statutory reserve				33,347			(33,347)		33,347
Dividend payable to non-controlling interest of a VIE								(315,344)	(315,344)
Net income (loss)							20,165,804	(1,630,853)	18,534,951
Balance at Dec. 31, 2012	$ 42,144	$ (1,905,608)	$ 137,902,242	$ 2,499,512		$ 11,407,104	$ 5,407,903	$ 19,817,255	$ 175,170,552
Balance (in Shares) at Dec. 31, 2012	408,018,820